Subsequent events Subsequent Events (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2021 USD ($)	Aug. 03, 2020 USD ($)	Apr. 07, 2020 shares	Oct. 12, 2018 USD ($) shares
Subsequent Event [Line Items]
Number of vessels					60
Investment Owned, Balance, Shares | shares					2,160,000				5,400,000
Write-off of deferred financing costs					$ 366,000	$ 446,000
Number of vessels owned					49
Gain (Loss) on Disposition of Assets					$ 0
Proceeds from Sale of Property, Plant, and Equipment					52,518,000	$ 47,302,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares				$ 0.05
Vessel Construction Commitment, Minimum Cost								$ 265,000,000
Vessel Construction Commitment, Maximum Cost								$ 290,000,000
Minimum liquidity, pre-amendment				$ 25.0
Minimum liquidity, post-amendment				25,000,000.0
Minimum Liquidity per Owned Vessel, pre-amendment				700,000
Minimum Liquidity per Owned Vessel, post-amendment				500,000
Minimum Liquidity, Alternate Calculation				34,300,000
Advance Principal Payment, Debt Covenant Amendment				7,676,000
Principal Payment Deferral, Debt Covenant Amendment				$ 14,891,000			$ 29,800,000
Advance Principal Repayment Percentage				50.00%
Gain (Loss) on Disposition of Assets			$ 9,000,000.0
Proceeds from Sale of Property, Plant, and Equipment			18,000,000.0
Increase in Liquidity from Vessel Sale			$ 4,800,000
$85.5 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				$ 820,000
Principal Payment Deferral, Debt Covenant Amendment				1,093,000
$30.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				555,000
Principal Payment Deferral, Debt Covenant Amendment				1,111,000
$60.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				565,000
Principal Payment Deferral, Debt Covenant Amendment				565,000
$184.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				3,479,000
Principal Payment Deferral, Debt Covenant Amendment				6,958,000
$90.0 Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				1,650,000
Principal Payment Deferral, Debt Covenant Amendment				3,950,000
$34.0 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advance Principal Payment, Debt Covenant Amendment				607,000
Principal Payment Deferral, Debt Covenant Amendment				$ 1,214,000
Secured Debt [Member]
Subsequent Event [Line Items]
Minimum liquidity					$ 25,000,000.0
Secured Debt [Member] | $85.5 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.85%
Secured Debt [Member] | $30.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.20%
Secured Debt [Member] | $184.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.40%
Secured Debt [Member] | $90.0 Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.35%
Secured Debt [Member] | $34.0 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.35%
Ultramax pool [Member]
Subsequent Event [Line Items]
Number of vessels owned					33
Common Stock [Member]
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Shares | shares						0
Scorpio Tankers [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Shares | shares										54,100,000
Equity Raise										$ 337,000,000.0